SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted earnings per share

	Year Ended
	December 31,
	2012	2011

Net income	$4,064,501	$1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares	—	(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587

Dilutive potential common shares	—	—

Diluted weighted average shares outstanding	7,632,662	7,752,587

Basic and diluted earnings per share	$0.53	$0.24